Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,349,000
Previously Paid Amount	0.00
Total Fee Amount	324.40
Total Offset Amount	0.00
Net Fee	324.40
Narrative - Max Aggregate Offering Price	$ 2,349,000
Final Prospectus	true